UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23963

First Trust Enhanced Private Credit Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

First Trust
Capital Management

FIRST TRUST ENHANCED PRIVATE CREDIT FUND

Semi-Annual Report

September 30, 2024

(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | 21st Floor | Chicago, IL 60606 | P: 773.828.6700

First Trust Enhanced Private Credit Fund
This report and the consolidated financial statements contained herein are provided for the general information of the shareholders of the First Trust Enhanced Private Credit Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

First Trust Enhanced Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES – 21.7%
$1,347,000	Boreal 2022-2 Class F 18.258%, 2/20/20281	$991,053
758,856	Fontwell II Securities 15.310% (SONIO+0 basis points), 12/18/20281,2	1,022,955
1,000,000	J-Elvetia Finance Ltd Series 2021-1, Class M, 9.213% (SRFXON3+800 basis points), 10/20/20291,3	1,181,475
964,3944	Mespil Securities Series 2021-1, Class B, 15.361% (90-Day SOFR Average+1,000 basis points), 12/8/20311,3	945,106
728,4364	Santander UK PLC Series 2024-2, Class F, 14.950% (SONIO+0 basis points), 5/22/20341,2	974,039
1,000,000	Standard Chartered Bank 16.029% (SOFR RATE+0 basis points), 4/19/20331,2	1,000,000
1,000,000	St. Lawrence Corp. Series 2023-1X, Class MEZZ, 15.070% (SOFR Rate+975 basis points), 5/25/20331,3,7,8	1,000,000
	TOTAL ASSET-BACKED SECURITIES (Cost $6,113,780)	6,114,628
	BANK LOANS – 44.0%
1,400,000	C3 Rentals, LLC 13.343%, 4/22/20272,5	1,421,000
1,875,077	Ipsen TL, LLC 8.345% Cash, 6.750% PIK, 7/31/20292,5,10	1,802,966
2,497,222	Kichler Lighting, LLC 15.343%, 9/18/20292,5	2,434,791
1,000,000	Leonard Valve Term Loan 10.778%, 9/30/20275	990,000
1,765,000	Shryne Group, Inc. 17.000% Cash, 1.000% PIK, 5/26/20262,5,10	1,773,825
848,871	Steward Health Care System, LLC 15.458%, 12/31/20242,5	848,871
2,997,747	West Side Holdco, LLC 14.201%, 9/3/20272,5	2,967,770
	TOTAL BANK LOANS (Cost $12,342,199)	12,400,078

First Trust Enhanced Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS – 16.4%
$155,458	GPG Loan Funding, LLC 0.000%, 4/29/2034*,5	$160,855
500,000	Deerpath Capital CLO 2018-1 Ltd. Series 2018-1A, Class DRR, 9.568% (3-Month Term SOFR+435 basis points), 10/15/20363,6,7,8	500,632
500,000	Golub Capital Partners Short Duration Series 2022-1A, Class DR, 9.945% (3-Month Term SOFR+460 basis points), 7/25/20333,6,7	499,691
650,000	Great Lakes CLO Ltd. Series 2014-1A, Class ER, 13.063% (3-Month Term SOFR+776 basis points), 10/15/20293,6,7,8	652,443
1,350,000	Maranon Loan Funding Ltd. Series 2021-3A, Class ER, 12.872% (3-Month Term SOFR+782 basis points), 10/15/20363,6,7,8	1,350,079
650,000	Mount Logan Funding LP Series 2018-1A, Class ER, 14.004% (3-Month Term SOFR+872 basis points), 1/22/20333,6,7,8	637,362
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,650,000)	4,640,207
Number of Shares
	SHORT-TERM INVESTMENTS – 18.3%
5,148,027	Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class, 4.76%9	5,148,027
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,148,027)	5,148,027
	TOTAL INVESTMENTS – 100.4% (Cost $28,254,006)	28,302,940
	Liabilities in Excess of Other Assets – (0.4)%	(115,835)
	TOTAL NET ASSETS – 100.0%	$28,187,105

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
* Non-income producing security.
1 All or a portion of this investment is a holding of FTEPCF Cayman Sub1 Ltd.
2 Variable rate security.
3 Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
4 Principal Amount denoted in local currency.
5 The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.

First Trust Enhanced Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

6 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,640,207, which represents 12.91% of the total net assets of the Fund.
7 Callable.
8 Foreign security denominated in U.S. Dollars.
9 The rate is the annualized seven-day yield at period end.
10 Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
See accompanying Notes to Consolidated Financial Statements.

First Trust Enhanced Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased	Value at Settlement Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
PURCHASE CONTRACTS
Canadian Dollars	BNP Paribas	CAD per USD	11/15/2024	10,000	$7,413	$7,402	$(11)
British Pound	BNP Paribas	GBP per USD	11/15/2024	43,866	58,737	58,643	(94)
TOTAL PURCHASE CONTRACTS					66,150	66,045	(105)
SALE CONTRACTS
Canadian Dollars	BNP Paribas	CAD per USD	11/15/2024	(1,357,000)	$(995,234)	$(1,004,516)	$(9,282)
Swiss Franc	BNP Paribas	CHF per USD	11/15/2024	(1,000,000)	(1,188,072)	(1,187,624)	448
British Pound	BNP Paribas	GBP per USD	11/15/2024	(1,531,158)	(1,986,111)	(2,046,919)	(60,808)
TOTAL SALE CONTRACTS					(4,169,417)	(4,239,059)	(69,642)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(4,103,267)	$(4,173,014)	$(69,747)
CAD – Canadian Dollars
CHF – Swiss Franc
GBP – British Pound
USD – United States Dollar
See accompanying Notes to Consolidated Financial Statements.

First Trust Enhanced Private Credit Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	21.7%
Bank Loans	44.0%
Collateralized Loan Obligations	16.4%
Short-Term Investments	18.3%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%
See accompanying Notes to Consolidated Financial Statements.

First Trust Enhanced Private Credit Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $28,254,006)	$28,302,940
Foreign currency, at value (cost $465)	466
Receivables:
Interest	389,779
Total Assets	28,693,185
Liabilities:
Foreign currency due to custodian, at value (proceeds $130)	132
Payables:
Forward foreign currency exchange contracts	69,747
Dividend payable	284,695
Legal fees	51,624
Incentive fees payable	49,021
Fund services expense	16,117
Audit fees	14,773
Chief Compliance Officer fees	9,100
Shareholder reporting fees	7,219
Trustees’ fees and expenses	2,573
Accrued other expenses	1,079
Total Liabilities	506,080
Net Assets	$28,187,105
Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$28,410,972
Total distributable earnings (accumulated deficit)	(223,867)
Net Assets	$28,187,105
Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$28,187,105
Shares of beneficial interest issued and outstanding	1,137,870
Offering and redemption price per share	$24.77
See accompanying Notes to Consolidated Financial Statements.

First Trust Enhanced Private Credit Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period July 1, 2024 (commencement of operations) to September 30, 2024 (Unaudited)

Investment Income:
Interest	$516,822
Total investment income	516,822
Expenses:
Incentive fees	64,892
Legal fees	51,624
Fund service expense	16,117
Auditing fees	14,773
Trustees’ fees and expenses	10,073
Chief Compliance Officer fees	9,100
Shareholder reporting fees	7,219
Registration fees	743
Miscellaneous	336
Total expenses	174,877
Expenses reimbursed	(15,871)
Net expenses	159,006
Net investment income	357,816
Realized and Unrealized Gain (Loss):
Net realized gain on:
Forward foreign currency exchange contracts	1,659
Foreign currency transactions	7,834
Net realized gain	9,493
Net change in unrealized appreciation/depreciation on:
Investments	48,934
Forward foreign currency exchange contracts	(69,747)
Foreign currency transactions	216
Net change in unrealized appreciation/depreciation	(20,597)
Net realized and unrealized loss	(11,104)
Net Increase in Net Assets from Operations	$346,712
See accompanying Notes to Consolidated Financial Statements.

First Trust Enhanced Private Credit Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the Period July 1, 2024* Through September 30, 2024 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$357,816
Net realized gain on investments	9,493
Net change in unrealized appreciation/depreciation on investments	(20,597)
Net increase in net assets resulting from operations	346,712
Distributions to Shareholders:
Distributions	(570,579)
Total distributions to shareholders	(570,579)
Capital Transactions:
Net proceeds from shares sold	28,240,000
Reinvestment of distributions	170,972
Net increase in net assets from capital transactions	28,410,972
Total increase in net assets	28,187,105
Net Assets:
Beginning of period	—
End of period	$28,187,105
Capital Share Transactions:
Shares sold	1,131,005
Shares reinvested	6,865
Net increase in capital share transactions	$1,137,870

* Commencement of operations.
See accompanying Notes to Consolidated Financial Statements.

First Trust Enhanced Private Credit Fund
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Period July 1, 2024 (commencement of operations) to September 30, 2024 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net increase in net assets from operations	$346,712
Adjustments to reconcile net increase in net assets from operations net cash used in operating activities:
Purchases of long-term portfolio investments	(23,187,412)
Proceeds from long-term portfolio investments	97,767
Purchase/Sale of short-term portfolio investments	(5,148,027)
Increase in foreign currency	(334)
Increase interest receivable	(389,779)
Increase in Unrealized depreciation on forward foreign currency exchange contracts	69,747
Increase in dividends payable	284,695
Increase in legal fees	51,624
Increase in incentive fees	49,021
Increase in fund services expense	16,117
Increase in audit fees	14,773
Increase in Chief Compliance Officer fees	9,100
Increase in shareholder reporting fees	7,219
Increase in trustees’ fees and expenses	2,573
Increase in accrued other fees	1,079
Net amortization on investments	(15,022)
Net realized gain from investments	(1,312)
Net change in unrealized appreciation/depreciation on investments	(48,934)
Net Cash Used in Operating Activities	(27,840,393)
Cash flows provided by (used in) financing activities:
Proceeds from shares sold	28,240,000
Dividends paid shareholders, net of reinvestments	(399,607)
Net cash provided by financing activities	27,840,393
Net Increase (decrease) in cash	—
Cash:
Beginning of period	—
End of period	$—
Supplemental disclosure of non-cash activities:
Reinvested dividends	$170,972
See accompanying Notes to Consolidated Financial Statements.

First Trust Enhanced Private Credit Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.
For the Period July 1, 2024* Through September 30, 2024 (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income1	0.56
Net realized and unrealized gain	(0.04)
Total from investment operations	0.52
Less Distributions:
From net investment income	(0.75)
Total distributions	(0.75)
Net asset value, end of period	$24.77
Total return2	2.11%3
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,187
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.72%4
After fees waived and expenses absorbed	3.38%4
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	7.27%4
After fees waived and expenses absorbed	7.61%4
Ratio of expenses to average net assets (excluding incentive fees):
Before fees waived and expenses absorbed	2.34%4
After fees waived and expenses absorbed	2.00%4
Ratio of net investment income (loss) to average net assets (excluding incentive fees):
Before fees waived and expenses absorbed	8.65%4
After fees waived and expenses absorbed	8.99%4
Portfolio turnover rate	5%3

* Commencement of operations.
1 Based on average shares outstanding during the period.
2 Total returns would have been lower had expenses not been waived or absorbed by the Investment Adviser. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3 Not annualized.
4 Annualized.
See accompanying Notes to Consolidated Financial Statements.

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
September 30, 2024 (Unaudited)

Note 1 — Organization
First Trust Enhanced Private Credit Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund operates under an Agreement and Declaration of Trust dated April 10, 2024 (the “Declaration of Trust”). First Trust Capital Management L.P. (the “Investment Adviser”) serves as the investment adviser of the Fund. The Investment Adviser is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).
The Fund’s investment objective is to achieve total return through income and capital appreciation. The Fund seeks to achieve its investment objective by investing across the full spectrum of structured and private credit, in which the focus of the Fund will be to offer exposure to both bank syndicated and non-bank originated debt instruments. Under normal market conditions, the Fund seeks to achieve its investment objective by allocating at least 80% of its net assets, plus the amount of any borrowings for investment purposes, to a portfolio of private credit instruments.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
(a) Consolidation of Subsidiary
The Fund may make investments through its subsidiary, FTEPCF Cayman Sub1 Ltd., a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the FTEPCF Cayman Sub1 Ltd. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The FTEPCF Cayman Sub1 Ltd. is advised by the Investment Adviser and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and Statement of Additional Information. As of September 30, 2024, net assets of FTEPCF Cayman Sub1 Ltd. were $7,251,028 representing 25.27% of the Fund’s consolidated total assets.
FTEPCF Cayman Sub1 Ltd. is an exempted company incorporated in the Cayman Islands with limited liability. It has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. The subsidiary has elected to be disregarded as an entity separate from the Fund for U.S. federal income tax purposes.
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The preparation of consolidated financial statements in conformity with the generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board” and the members thereof, “Trustees”) may determine, including in

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

connection with repurchases of Fund shares (“Shares”), in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (in such capacity, the (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets by utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.
Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined. The mid-point of the last bid and the last ask is also known as the “mark.”
Fixed-income securities, except for private debt investments discussed below, with a remaining maturity of sixty (60) days or more, will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect market value will be valued based upon broker-supplied quotations provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost.

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to, changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semi-annually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.
The Fund values its investments in private investment funds (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act) at the value determined by each private investment fund in accordance with such private investment fund’s valuation policies and reported at the time of the Fund’s valuation. The Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund. Where deemed appropriate by the Valuation Designee and consistent with the 1940 Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.
The Fund will generally value shares of open-end and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.
Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
The Investment Adviser acts as investment adviser to other clients that may invest in securities for which no public market price exists. Valuation determinations by the Investment Adviser or its affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, given that the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration. Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

regarding appropriate valuations should prove incorrect. In no event does the Distributor (defined below) have any responsibility for any valuations of the Fund’s investments (including the accuracy, reliability or completeness thereof) or for the valuation processes utilized for the Fund, and the Distributor disclaims any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations. The Distributor has no duty to calculate the NAV of Fund Shares or to inquire into, or liability for, the accuracy of the NAV per Share (including a Class thereof) as calculated by or for the Fund.
(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gains or losses from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.
(c) Private Investment Funds
The Fund may also invest in private investment funds (i.e., investment funds that would be investment companies but for the exemptions under Section 3(c)(1) or 3(c)(7) of the 1940 Act) that invest or trade in a wide range of securities. When the Fund invests in securities issued by private investment funds, it will bear its pro rata portion of the private funds’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Fund shareholders (“Shareholders”). A private investment fund in which the Fund invests has its own investment risks, and those risks can affect the value of such private investment fund’s shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of a private investment fund will be achieved. A private investment fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such private investment fund at a time that is unfavorable to the Fund. In addition, one private investment fund may buy the same securities that another private investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.
(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense, including where applicable, accretion of discount and amortization of premium on investments, is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.
(f) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Code applicable to RICs and to distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for consolidated financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the consolidated financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, based on the statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the period from the commencement of the Fund’s operations on July 1, 2024 through September 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(g) Distributions to Shareholders
The Fund makes monthly distributions to Shareholders equal to 12% annually of the Fund’s NAV per Share (the “Distribution Policy”). This predetermined dividend rate may be modified by the Board from time to time, and may be increased to the extent of the Fund’s investment company taxable income that it is required to distribute in order to maintain its status as a RIC. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for consolidated financial statement and tax purposes.

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, available cash is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and such disposition may generate additional taxable income. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gains, such excess amount distributed would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). The Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and Shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.
Note 3 — Investment Advisory and Other Agreements and Activity with Affiliates
The Fund has entered into an investment advisory agreement (the “Agreement”) with the Investment Adviser. Pursuant to the Agreement, the Fund has agreed to pay the Investment Adviser a monthly fee, in arrears, equal to 1.00% on an annualized basis of the Fund’s net assets determined as of month-end (the “Investment Management Fee”), subject to certain adjustments. The Investment Adviser has voluntarily agreed to waive its Investment Management Fees through June 30, 2025. However, the Investment Adviser may terminate or reduce its voluntary waiver at any time and there is no assurance any voluntary waivers will continue until June 30, 2025. The Investment Adviser cannot recoup any Investment Management Fees it waives pursuant to this voluntary waiver.
Under the terms of the Agreement, the Fund also pays the Investment Adviser an incentive fee (the “Incentive Fee”). The Incentive Fee is calculated and payable monthly in arrears in an amount equal to 15.0% of the Fund’s realized “Pre-Incentive Fee Net Investment Income” for the immediately preceding month, subject to the Hurdle Rate. described below. “Pre-Incentive Fee Net Investment Income” is defined as interest income, dividend income and any other income (including any other fees, such as commitment, origination, structuring, diligence and consulting fees that the Fund (or its wholly-owned subsidiaries) receives from portfolio companies) accrued during the calendar month, minus the Fund’s operating expenses for the month (including the Investment Management Fee, expenses and fees payable to UMBFS, any interest expense and dividends paid on any issued and outstanding preferred shares and credit agreements, but excluding the Incentive Fee and any shareholder servicing and/or distribution fees). Pre-Incentive Fee Net Investment Income includes, in the case of investments with a deferred interest feature, accrued income that the Fund has not yet received in cash. Pre-Incentive fee Net Investment Income does not include any realized capital gains, realized capital losses or unrealized appreciation or depreciation. The Incentive Fee attributable to Pre-Incentive Fee Net Investment Income that is paid to the Investment Adviser in a given month may be calculated on the basis of an amount that is greater than the amount of net investment income actually received by the Fund for such month. Payment of the Incentive Fee shall be subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets equal to 0.42% per month (or an annualized hurdle rate of 5%) (the “Hurdle Rate”), subject to a “catch up” feature. For purposes of the Incentive Fee, net assets shall be calculated for the relevant month as the NAV of the fund as of the first business day of each month. No Incentive Fee is payable to the Investment Adviser on capital gains whether realized or unrealized.
The portion of such Incentive Fee that is attributable to deferred interest (such as PIK interest or original issue discount) will be paid to the Investment Adviser, without interest, only if and to the extent the Fund actually receives such deferred interest in cash, and any accrual will be reversed if and to the

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

extent such interest is reversed in connection with any write-off or similar treatment of the investment giving rise to any deferred interest accrual. Any reversal of such amounts would reduce net income for the month by the net amount of the reversal (after taking into account the reversal of Incentive Fees payable) and would result in a reduction of the Incentive Fees for such month. No Incentive Fee is payable to the Investment Adviser on capital gains, whether realized or unrealized. In addition, the amount of the Incentive Fee is not affected by any realized or unrealized losses that the Fund may suffer.
The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, Incentive Fees, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.00% of the average daily net assets of the Fund (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided they are able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the waiver and (ii) the expense limit in effect at the time of the recoupment. The Expense Limitation and Reimbursement Agreement will terminate on April 25, 2025 and may not be terminated by any party prior to that date. Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, Incentive Fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.00%.
For the period from the commencement of operations on July 1, 2024 through September 30, 2024, the Investment Adviser reimbursed expenses totaling $15,871. As of September 30, 2024, the amount of these potentially recoverable expenses was $15,871. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Consolidated Statement of Assets and Liabilities. The Investment Adviser may recapture all or a portion of this amount no later than March 31, 2028.
First Trust Portfolios L.P., an affiliate of the Investment Adviser, currently serves as the Fund’s distributor. UMBFS serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.
A Trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with UMBFS. For the period from the commencement of operations on July 1, 2024 through September 30, 2024, the Fund’s allocated fees incurred for Trustees are reported on the Consolidated Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the period from the commencement of operations on July 1, 2024 through September 30, 2024 are reported on the Consolidated Statement of Operations.
Ernst & Young LLP provides tax services to the Fund. The Fund’s allocated fees incurred for tax services for the period from the commencement of operations on July 1, 2024 through September 30, 2024 are reported on the Consolidated Statement of Operations.
Note 4 — Federal Income Taxes
The Fund has elected to be treated and intends to qualify as a regulated investment company (a “RIC”) for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that when it is a RIC, it distributes out all of its income and gains each year. At September 30, 2024, the Fund has not yet completed its tax year.

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Note 5 — Investment Transactions
For the period from the commencement of operations on July 1, 2024 through September 30, 2024, purchases and sales of investments, excluding short-term investments, were $23,187,412 and $97,767, respectively.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Repurchase of Shares
At the discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to provide a limited degree of liquidity to Shareholders by conducting tender offers every six months beginning in July 2025. In each tender offer, the Fund may offer to repurchase its Shares at their net asset value as determined as of the relevant valuation date. Each tender offer will be for an amount up to 3.5% of the Fund’s Shares outstanding. If the number of Shares tendered for repurchase exceeds the number the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Repurchases will be made at such times and on such terms as may be determined by the Board, in its sole discretion. However, no assurance can be given that repurchases will occur or that any Shares properly tendered will be repurchased by the Fund. The Fund may choose not to conduct a tender offer of its outstanding Shares or may choose to conduct a tender offer for less than 3.5% of its outstanding Shares. Investors may not have access to the money invested in the Fund for an indefinite time. For the period from the commencement of operations on July 1, 2024 through September 30, 2024, the Fund did not have any tender offers.
Note 8 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1  —  Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2  —  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3  —  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$—	$6,114,628	$—	$6,114,628
Bank Loans	—	—	12,400,078	12,400,078
Collateralized Loan Obligations	—	4,640,207	—	4,640,207
Short-Term Investments	5,148,027	—	—	5,148,027
Total Investments	$5,148,027	$10,754,835	$12,400,078	$28,302,940
Liabilities
Other Financial Instruments*
Forward Contracts	$—	$69,747	$—	$69,747

* Other financial instruments are derivative instruments such as forward foreign currency contracts. Forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
Bank Loans
Balance as of July 1, 2024	$—
Transfers into Level 3	—
Transfers out Level 3	—
Included in earnings (or changes in net assets)	64,093
Net purchases	12,330,954
Net sales	5,031
Balance as of September 30, 2024	$12,400,078
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$64,002

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2024:
Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Input
Bank Loans	6,162,595	Discounted Cash Flow	Discount Rates	13.10% – 16.40%
	848,871	Liquidation Approach	Expected Sales Proceeds	N/A
	5,227,758	Transaction Price	Transaction Price	N/A
Collateralized Loan Obligations	160,855	Income Approach	Expected Yield	13.60%
Note 9 — Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.
The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2024 by risk category are as follows:
	Derivatives not designated as hedging instruments
	Foreign Exchange Contracts	Total
Liabilities
Forward foreign currency exchange contracts	$69,747	$69,747
	$69,747	$69,747
The effects of derivative instruments on the Consolidated Statement of Operations for the period from the commencement of operations on July 1, 2024 through September 30, 2024 are as follows:
	Derivatives not designated as hedging instruments
	Foreign Exchange Contracts	Total
Amount of Net Realized Gain / (Loss) on Derivatives
Forward contracts	$1,659	$1,659
	$1,659	$1,659
	Derivatives not designated as hedging instruments
	Foreign Exchange Contracts	Total
Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Forward contracts	$(69,747)	$(69,747)
	$(69,747)	$(69,747)

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

The notional amount and the number of contracts are included on the Consolidated Schedule of Investments. The quarterly average volumes of derivative instruments as of September 30, 2024 are as follows:
Derivatives not designated as hedging instruments
Long forward contracts	Foreign exchange contracts	Notional amount	$66,150
Short forward contracts	Foreign exchange contracts	Notional amount	$4,169,417
Note 10 — Disclosures about Offsetting Assets and Liabilities
FASB ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.
The Fund’s Consolidated Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Consolidated Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Consolidated Statement of Assets and Liabilities and net amounts are presented below:
Description/Financial Instrument/ Consolidated Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Recognized in Consolidated Statement of Assets and Liabilities	Amounts Not Offset in Consolidated Statement of Assets and Liabilities
			Financial Instruments*	Cash Collateral**	Net Amount
Forward foreign currency exchange contracts – Liability Payable	BNP Paribas	$69,642	$—	$—	$69,642

* Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Investment Adviser to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
** Amounts relate to master netting agreements and collateral agreements which have been determined by the Investment Adviser to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.
Note 11 — Commitments
Bank Loans, Collateralized Loan Obligations and Private Investments may be structured to be fully funded at the time of investment or include unfunded investment commitments, which are contractual obligations for future funding. The potential investment commitments are noted as “Commitments and contingencies” as reported on the Consolidated Statement of Assets and Liabilities. The unfunded investment commitments outstanding as of September 30, 2024, are as follows:
Bank Loans	$2,506,482
Collateralized Loan Obligations	$344,542

First Trust Enhanced Private Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Note 12 — Risk Factors
An investment in the Fund involves various risks. The Fund allocates assets to investment funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.
No guarantee or representation is made that the investment program will be successful.
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
Note 13 — Recently Issued Accounting Pronouncements and Regulatory Updates
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) — Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Note 14 — Events Subsequent to the Period End
In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein.
There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements other than the following:
The Board declared a cash dividend of $0.25070 per share from net investment income, payable on October 31, 2024, to Shareholders of record as of the close of business on October 30, 2024. The ex-dividend date was October 31, 2024.

First Trust Enhanced Private Credit Fund
FUND INFORMATION
September 30, 2024 (Unaudited)

CUSIP
First Trust Enhanced Private Credit Fund	33744J100
Approval of the Investment Management Agreement
At a meeting of the Board of Trustees (the “Board” and the members thereof, “Trustees”) held on April 25, 2024 (the “Meeting”), the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the investment management agreement (the “Investment Management Agreement”) between First Trust Capital Management L.P. (the “Investment Adviser”) and the First Trust Enhanced Private Credit Fund (the “Fund”).
In advance of the Meeting, the Board requested and received materials from the Investment Adviser, respectively, to assist them in considering the approval of the Investment Management Agreement. Among other things, the Board reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Investment Management Agreement. Nor are the items described herein all-encompassing of the matters considered by the Board.
The Board engaged in a detailed discussion of the materials with management of the Investment Adviser. The Independent Trustees then met separately with independent counsel to the Independent Trustees at the Meeting for a full review of the materials. Following these sessions, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.
NATURE, EXTENT AND QUALITY OF SERVICES
The Board reviewed and considered the nature, extent and quality of the investment advisory services proposed to be provided by the Investment Adviser to the Fund under the Investment Management Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature, extent and quality of the non-advisory, administrative services to be provided by the Investment Adviser, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of the Investment Adviser who would provide the investment advisory and/or administrative services to the Fund. The Board determined that the Investment Adviser’s key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Investment Adviser’s compliance policies and procedures. Based on their review, the Trustees concluded that the nature, extent and quality of services expected to be provided to the Fund under the Advisory Agreement was satisfactory.
PERFORMANCE
The Board considered the investment experience of the Investment Adviser. The Board noted that the Investment Adviser acts as the investment adviser to similarly structured investment products and reviewed relevant performance history. However, because the Fund had not yet commenced operations, the Board was not able to consider Fund performance.
FEES AND EXPENSES
The Board reviewed the proposed advisory fee rate, incentive fee and estimated total expense ratio of the Fund. The Board compared the advisory fee and pro-forma total expense ratio for the Fund with various comparative data, including a report of other comparable funds prepared by an independent third party. The Board noted that the Fund’s proposed advisory fees and expenses were comparable to the fees and expenses payable by other comparable peer funds. In addition, the Board noted that the

First Trust Enhanced Private Credit Fund
FUND INFORMATION — Continued
September 30, 2024 (Unaudited)

Investment Adviser proposed to contractually limit total annual operating expenses for an initial one-year term. The Board concluded that the proposed advisory and incentive fees to be paid by the Fund and pro-forma total expense ratio were reasonable and satisfactory in light of the services proposed to be provided.
BREAKPOINTS AND ECONOMIES OF SCALE
The Board reviewed the structure of the Fund’s advisory fee under the Investment Management Agreement. The Board noted that since the Fund’s advisory fee does not have breakpoints, the Fund would not benefit from economies of scale as the Fund grew over time. The Board considered that the Investment Adviser proposed to limit the expenses of the Fund, including the advisory fee, for at least a year and the Board concluded that the advisory fees were reasonable for the services to be provided.
PROFITABILITY OF INVESTMENT ADVISER
The Board considered and reviewed pro-forma information concerning the estimated costs to be incurred and profits expected to be realized by the Investment Adviser from the Investment Adviser’s relationship with the Fund. Although the Board considered and reviewed pro-forma information concerning the Investment Adviser’s expected profits, due to the fact that operations for the Fund had not yet commenced, the Board made no determination with respect to profitability.
ANCILLARY BENEFITS AND OTHER FACTORS
The Board also discussed other benefits to be received by the Investment Adviser from its management of the Fund including, without limitation, reputational benefits and the ability to market other investment products offered by the Investment Adviser. The Board noted that (i) the Fund’s distributor is an affiliate of the Investment Adviser and receives certain compensation in its role as distributor and for other services related to the Fund, which are paid by the Investment Adviser; and (ii) an affiliate of the Investment Adviser receives management fees for assets held in the Fund by such affiliate’s wealth management clients for services and resources provided by the affiliate to its clients. The Board noted that the Investment Adviser did not have affiliations with the Fund’s transfer agent, administrator or custodian and therefore would not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.
GENERAL CONCLUSION
Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the Investment Management Agreement for an initial two-year term.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877) 779-1999.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

First Trust Enhanced Private Credit Fund
FUND INFORMATION — Continued
September 30, 2024 (Unaudited)

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
First Trust Enhanced Private Credit Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999

First Trust Enhanced Private Credit Fund
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
Account balances

•
Account transactions

•
Transaction history

•
Wire transfer instructions

•
Checking account information

Even when you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

First Trust Enhanced Private Credit Fund
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
Open an account

•
Provide account information

•
Give us your contact information

•
Make a wire transfer

•
Tell us where to send money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
sharing for affiliates’ everyday business purposes – information about your creditworthiness

•
sharing for affiliates from using your information to market to you

•
sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies such as First Trust Capital Management L.P.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market.

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is included in Item 1(a) of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) There were no written solicitations.

(a)(5) There is no change to the registrant’s independent public accountant.

(b) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) First Trust Enhanced Private Credit Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 6, 2024

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 6, 2024

* Print the name and title of each signing officer under his or her signature.